Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.93%
Arizona–3.15%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$ 100	$ 113,748
Arizona State University (Green Bonds); Series 2016 B, RB	5.00%	07/01/2047	1,360	1,604,192
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	300	342,740
Series 2019, Ref. GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	350	399,863
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,191,073
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	1,022,065
				4,673,681
California–11.11%
California (State of);
Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	1,565	1,822,770
Series 2021, GO Bonds	5.00%	12/01/2032	1,000	1,192,463
Series 2021, GO Bonds	5.00%	12/01/2034	1,000	1,190,015
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2021 A, RB(c)	4.00%	12/01/2027	1,000	1,157,130
Series 2021 B-1, RB(c)	4.00%	08/01/2031	2,000	2,423,810
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,500	1,660,292
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(a)	3.13%	05/15/2029	510	517,106
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2046	1,250	1,437,733
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	1,200	1,433,063
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	1,000	1,194,338
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,192,235
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,248,535
				16,469,490
Colorado–1.58%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB(c)(d)	5.00%	08/01/2026	250	300,906
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,499,421
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	536,111
				2,336,438
Connecticut–0.81%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2038	1,000	1,187,326
South Central Connecticut Regional Water Authority; Twenty Second Series 2008, RB (INS - AGM)(b)	4.50%	08/01/2038	15	15,048
				1,202,374
Florida–1.60%
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	1,000	1,090,798
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	111,623
Miami-Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital); Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	1,167,951
				2,370,372
Georgia–2.84%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,279,865
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	100,109
Series 2018 A, RB	6.00%	12/01/2038	115	115,405
Series 2018 A, RB	6.25%	12/01/2048	285	285,846
Series 2018 A, RB	6.50%	12/01/2053	165	166,379
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(d)	5.00%	04/01/2024	1,655	1,826,632
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	$ 250	$ 253,584
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	175,655
				4,203,475
Illinois–5.89%
Chicago (City of), IL; Series 2017-2, Ref. RB (INS - AGM)(b)	5.00%	11/01/2032	2,050	2,510,300
Chicago (City of), IL Park District; Series 2020 A, Ref. GO Bonds (INS - BAM)(b)	4.00%	01/01/2037	2,250	2,622,044
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,239,971
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(b)	4.00%	01/01/2040	1,000	1,159,297
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	1,191,852
				8,723,464
Indiana–1.38%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 B, RB	2.50%	11/01/2030	2,000	2,045,610
Iowa–1.37%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	108,198
Iowa (State of) Finance Authority (Green Bonds); Series 2020 A, RB	5.00%	08/01/2049	1,500	1,915,662
				2,023,860
Kansas–0.73%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2019, Ref. RB	5.00%	05/15/2050	1,000	1,080,107
Louisiana–2.26%
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,866,102
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,489,130
				3,355,232
Maryland–2.80%
Baltimore (City of), MD (Water); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,260,537
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,475,020
Montgomery (County of), MD Housing Opportunities Commission; Series 2021 A, RB (CEP - Federal Housing Administration)	2.10%	07/01/2052	1,500	1,412,236
				4,147,793
Massachusetts–3.06%
Massachusetts (Commonwealth of);
Series 2018 E, GO Bonds	5.00%	09/01/2037	1,000	1,255,693
Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,274,439
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,018
Massachusetts (State of) Housing Finance Agency (Sustainability Bonds); Series 2020 D-1, RB	2.65%	12/01/2055	2,000	2,007,129
				4,542,279
Michigan–2.25%
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,212,621
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(e)	4.00%	10/01/2026	1,000	1,117,532
				3,330,153
Minnesota–8.30%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,002,980
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	699,723
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,039,683
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	150	150,056
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,863,467
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	508,019
International Falls (City of), MN; Series 1999, Ref. RB(e)	6.85%	12/01/2029	115	115,174
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,140
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	$ 355	$ 355,118
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A-2, RB (CEP - GNMA)(e)	5.00%	12/01/2038	0	31
Series 2007 A-2, RB (CEP - GNMA)(e)	5.52%	03/01/2041	5	5,011
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	551,334
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,103,651
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,003,079
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	100	100,155
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	261	260,998
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	506,824
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,655
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(e)	5.38%	02/01/2032	900	901,151
Series 2007, RB(e)	5.50%	02/01/2042	510	510,501
				12,303,750
Missouri–1.10%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	1,032,526
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	595,142
				1,627,668
New Hampshire–0.71%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	1,000	1,054,489
New Jersey–3.30%
New Jersey (State of) Economic Development Authority; Series 2018 A, RB(a)	6.50%	11/01/2052	100	119,498
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	87	109,101
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	1,000	1,143,082
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	1,000	1,235,548
Series 2020 A, RB	4.00%	07/01/2050	2,000	2,286,797
				4,894,026
New York–15.63%
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2044	1,000	1,202,623
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,172,993
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B, Ref. RB	5.00%	11/15/2025	1,110	1,289,954
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,212,312
New York (City of), NY;
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	3,000	3,817,278
Subseries 2015 F-4, GO Bonds(c)	5.00%	12/01/2025	1,500	1,725,196
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	1,038,003
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 C, RB	2.75%	02/01/2051	2,000	2,021,683
New York City Housing Development Corp. (Sustainable Development); Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,021,909
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	805	829,571
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	1,000	1,020,333
Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	1,039,957
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2050	1,000	1,174,354
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(c)(e)	2.75%	09/02/2025	1,000	1,040,094
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(f)	5.00%	05/15/2051	2,000	2,565,428
				23,171,688
North Carolina–0.01%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(b)	5.00%	11/01/2030	10	10,036
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–2.82%
American Municipal Power, Inc. (Green Bonds, Solar Electricity); Series 2020 A, RB	4.00%	02/15/2044	$2,215	$ 2,513,084
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(d)	8.00%	07/01/2022	480	500,879
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,163,299
				4,177,262
Oregon–0.76%
Hospital Facilities Authority of Multnomah County Oregon (Terwilliger Plaza-Parkview); Series 2021, Ref. RB	4.00%	12/01/2036	1,000	1,127,188
Pennsylvania–6.34%
Allegheny (County of), PA; Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,000	1,186,139
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,750	2,184,866
Series 2019, RB	4.00%	12/01/2049	1,500	1,738,817
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	167,796
Series 2019, Ref. RB	5.00%	05/01/2048	560	638,465
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2036	1,000	1,103,626
Pittsburgh (City of), PA Water & Sewer Authority; Series 2020 B, RB (INS - AGM)(b)	4.00%	09/01/2050	1,250	1,476,057
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	750	897,610
				9,393,376
Rhode Island–0.67%
Rhode Island Housing and Mortgage Finance Corp. (Sustainability Bonds); Series 2021, RB(c)	0.45%	10/01/2023	1,000	999,854
South Carolina–1.09%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools); Series 2021, Ref. RB(a)	4.00%	06/01/2056	1,530	1,611,376
Tennessee–0.88%
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	1,000	1,192,978
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	114,426
				1,307,404
Texas–3.86%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	117,058
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	1,000	1,286,391
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	2,000	2,401,411
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	575,171
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	1,250	1,337,156
				5,717,187
Virginia–2.24%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.); Series 2004 A, RB	2.88%	02/01/2029	2,000	2,170,699
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,155,674
				3,326,373
Washington–3.79%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(e)	5.63%	12/01/2040	2,000	2,385,195
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	3,232,495
				5,617,690
Wisconsin–5.60%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2035	500	609,440
Public Finance Authority (Green Bonds); Series 2021, RB(e)	4.00%	09/30/2051	1,000	1,103,341
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	$1,000	$ 1,160,195
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,332,804
University of Wisconsin Hospitals & Clinics (Green Bonds); Series 2021, Ref. RB	4.00%	04/01/2051	1,000	1,172,506
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(b)	5.00%	07/01/2058	2,100	2,490,459
Series 2019 A, RB(a)	5.38%	06/01/2044	100	102,701
Series 2019 A, RB(a)	5.50%	06/01/2054	100	102,570
Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2058	100	119,001
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	109,399
				8,302,416
TOTAL INVESTMENTS IN SECURITIES(g)–97.93% (Cost $138,967,390)					145,146,111
FLOATING RATE NOTE OBLIGATIONS–(1.01)%
Note with an interest and fee rate of 0.56% at 11/30/2021 and a contractual maturity of collateral of 05/15/2051(h)					(1,500,000)
OTHER ASSETS LESS LIABILITIES–3.08%					4,572,235
NET ASSETS–100.00%					$148,218,346
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $11,722,027, which represented 7.91% of the Fund’s Net Assets.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.11%

(h)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $2,565,428 are held by TOB Trusts and serve as collateral for the $1,500,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund